Hod Maden Interest - Summarized Financial Information in Associate Carrying Amount Rollforward (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Beginning of Year	$ 177,452
Currency translation adjustments	50,383	$ 15,205
End of Year	127,224	177,452
Hod Maden Associate [member]
Disclosure of associates [line items]
Beginning of Year	177,452	0
Acquisition of Investment in Associate (note 7)	0	190,714
Company's share of net income (loss) of associate	(178)	(28)
Capital investment	1,979	584
Currency translation adjustments	(52,029)	(13,818)
End of Year	$ 127,224	$ 177,452